15. Investments in Subsidiaries, Unconsolidated Entities and Associates	12 Months Ended
Jun. 30, 2019
Investments in subsidiaries, joint ventures and associates [abstract]
Investments in Subsidiaries, Unconsolidated Entities and Associates

(a) Subsidiaries

The Group’s subsidiaries at 30 June 2019 are set out below. Unless otherwise stated, they have share capital consisting solely of ordinary shares that are held directly by the Group, and the proportion of ownership interests held equals the voting rights held by the Group. The country of incorporation or registration is also their principal place of business.

		Percentage Owned (%)		Ownership interest held by non-controlling interests
	Country of Incorporation	2019	2018	2019	2018	Principal activities
A. Controlled Entities Consolidated
Parent Entity:
Mission NewEnergy Limited	Australia
Subsidiaries of Mission NewEnergy Limited:
Mission Biofuels Sdn Bhd	Malaysia	100	100	-	-	Administrative entity
M2 Capital Sdn Bhd	Malaysia	100	100	-	-	Holds 20% of FGV Green Energy SB
B. Associates
Felda Green Energy Sdn Bhd	Malaysia	20	20	80	80	Biodiesel refining

Set out below is the associate of the group as at 30 June 2019. The entity listed below has share capital consisting solely of ordinary shares, which are held directly by the group. The country of incorporation or registration is also their principal place of business, and the proportion of ownership interest is the same as the proportion of voting rights held.

Name of entity	Country of Incorporation	Percentage Owned (%)		Nature of relationship	Measurement method	Carrying amount ($)
		2019	2018			2019	2018
FGV Green Energy Sdn Bhd	Malaysia	20	20	Associate	Equity method	-	-

Summarised statement of comprehensive income	FGV Green Energy Sdn Bhd
	2019	2018
(Loss) from operations	(35,914,990)	(194,886)
The Groups share of (Loss)/profit from operations	-	-

Summarised statement of financial position	FGV Green Energy Sdn Bhd
	2019	2018
Cash and cash equivalents	11,374	16,496
Other current assets	52,490	85,209
Non-current assets – written to NIL during the financial year	-	37,852,240
Current liabilities	(24,340,686)	(21,967,251)
Non-current financial liabilities	-	-
Net (Liabilities)/Assets	(24,276,822)	15,986,694

Accounting policy: Principles of Consolidation

The consolidated financial statements comprise the financial statements of Mission NewEnergy Limited and its subsidiaries, as defined in Accounting Standard IFRS 127 ‘Consolidated and Separate Financial Statements’. These include Mission Biofuels Sdn Bhd and M2 Capital Sdn Bhd. A list of controlled and associate entities with details of acquisitions and disposals is contained in this note. All controlled entities have a 30 June financial year-end. The Associate company has a 31 December year end.

All inter-company balances and transactions between entities in the Consolidated Group, including any unrealised profits or losses, have been eliminated on consolidation. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies applied by the parent entity.

Where controlled entities have entered or left the Consolidated Group during the year, their operating results have been included/excluded from the date control was obtained or until the date control ceased.

Non-controlling interests in the equity and results of the entities that are controlled are shown as a separate item in the consolidated financial report.

Foreign Currency Transactions and Balances

Functional and presentation currency

The functional currency of each of the Group’s entities is measured using the currency of the primary economic environment in which that entity operates. The consolidated financial statements are presented in Australian dollars which is the parent entity’s functional and presentation currency.

Transaction and balances

Foreign currency transactions are translated into functional currency using the exchange rates prevailing at the date of the transaction. Foreign currency monetary items are translated at the year-end exchange rate. Non-monetary items measured at historical cost continue to be carried at the exchange rate at the date of the transaction. Non-monetary items measured at fair value are reported at the exchange rate at the date when fair values were determined.

Exchange differences arising on the translation of monetary items are recognised in the Statement of profit or loss, except where deferred in equity as a qualifying cash flow or net investment hedge.

Exchange differences arising on the translation of non-monetary items are recognised directly in equity to the extent that the gain or loss is directly recognised in equity, otherwise the exchange difference is recognised in the Statement of Profit or Loss.

Group companies

The financial results and position of foreign operations whose functional currency is different from the Group’s presentation currency are translated as follows:

● assets and liabilities are translated at year-end exchange rates prevailing at that reporting date;

● income and expenses are translated at average exchange rates for the period where this is not materially different from the rate at the date of the transaction; and

● retained earnings are translated at the exchange rates prevailing at the date of the transaction.

Exchange differences arising on translation of foreign operations are transferred directly to the Group’s foreign currency translation reserve in the statement of financial position. These differences are recognised in the Statement of Profit or Loss in the period in which the operation is disposed.

 RISK

This section of the notes discusses the groups exposure to various risks and shows how these could affect the Groups financial position and performance.